LEASES - Future Remaining Minimum Lease Payments (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Future remaining minimum lease payments
2021 (remaining nine months)	$ 278,100
2022	381,924	$ 370,800
2023	387,653	381,924
2024	393,468	387,653
2025	399,370	393,468
2025		399,370
Thereafter		4,048,779
Thereafter	4,048,779
Total	5,889,294	5,981,994
Less: Present value adjustment	(4,018,397)	(4,111,914)
Operating lease liability	$ 1,870,897	$ 1,870,080